Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay-Versus-Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid (or “CAP”) to our named executive officers and required financial performance measures. For a more complete explanation of “pay for performance” philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay-Versus-Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company- Selected Measure (Total Revenue, Less License Revenue) (7)
					Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
2022	$2,532,761	$3,249,847	$982,214	$1,174,336	$48	$114	$2,000	$228,031,000
2021	$18,453,610	$14,666,241	$1,478,175	$462,002	$35	$126	($29,126,000)	$201,405,000
2020	$4,413,827	$3,972,462	$1,928,504	$1,948,890	$117	$126	($59,995,000)	$202,410,000

(1)	The dollar amounts represent the amount of total compensation reported for Alan H. Auerbach (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal 2022 Summary Compensation Table.”
(2)	The dollar amounts reported represent the amount of CAP of Alan H. Auerbach, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Alan H. Auerbach during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Alan H. Auerbach’s Summary Compensation Table Total compensation for each covered fiscal year to determine the CAP for him for such fiscal year.

PEO Total Compensation Amount	$ 2,532,761	$ 18,453,610	$ 4,413,827
PEO Actually Paid Compensation Amount	$ 3,249,847	14,666,241	3,972,462
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO	Deduction for Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Increase/Deduction for Equity Award Adjustments After Subtraction of Grant Date Fair Value(b)	Compensation Actually Paid to PEO
2022	$2,532,761	($788,197)	$1,505,283	$3,249,847
2021	$18,453,610	($17,343,070)	$13,555,701	$14,666,241
2020	$4,413,827	($3,148,013)	$2,706,648	$3,972,462

(a)

The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Increase Based on Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Increase/Deduction Based on Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year	Increase Based on Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Increase/Deduction Based on Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Increase Based on Fair Value as of Modification Date of Unvested Equity Awards Modified in Covered Fiscal Year	Total Equity Award Adjustments
2022	$1,148,863	$156,643	$237,257	($37,480)	$0	$1,505,282
2021	$729,665	($727,245)	$0	($185,228)	$13,738,509	$13,555,701
2020	$2,619,733	$38,531	$0	$48,380	$0	$2,706,643

Equity Award Valuations – Alan H. Auerbach: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by Alan H. Auerbach that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 5.50 years to 5.85 years, the stock price volatility assumptions varied from 63.07% to 102.33% and the risk-free interest rate assumption varied from 0.69% to 2.57%, depending on the specific stock option the fair value of which was being recalculated. Time-based RSU award grant date fair values were calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held by Alan H. Auerbach that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end or as of the applicable vesting date. The closing price of our common stock on December 31, 2019 was $8.75, on December 31, 2020 was $10.26, on December 31, 2021 was $3.04, and on December 30, 2022 (last trading day of the year) was $4.23.

(3)	The dollar amounts reported represent the average amount of CAP for our named executive officers as a group (excluding Alan H. Auerbach, who has served as our PEO since our inception) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of these named executive officers included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

•	for 2022, M. Nougues, A. Wong, J. Ludwig and D. Hunt;

•	for 2021, M. Nougues, A. Wong, J. Ludwig and D. Hunt; and

•	for 2020, M. Nougues, R. Bryce, J. Ludwig and D. Hunt.

Non-PEO NEO Average Total Compensation Amount	$ 982,214	1,478,175	1,928,504
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,174,336	462,002	1,948,890
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported represent the average amount of CAP to our named executive officers disclosed in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to these named executive officer as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average Summary Compensation Table Total compensation for each fiscal year to determine the average CAP for such fiscal year, using the same methodology described above in Note 4(b) below.

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Deduction for Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Increase/Deduction for Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2022	$982,214	($197,049)	$389,171	$1,174,336
2021	$1,478,175	($853,754)	($162,419)	$462,002
2020	$1,928,504	($1,138,521)	$1,158,907	$1,948,890

(a)

The average reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Increase Based on Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Increase/Deduction Based on Year over Year Average Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year	Increase Based on Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Increase/Deduction Based on Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Total Average Equity Award Adjustments
2022	$297,558	$40,919	$59,313	($8,619)	$389,171
2021	$193,245	($284,872)	$1,637	($72,429)	($162,419)
2020	$1,130,429	$11,007	$0	$17,471	$1,158,907

Equity Award Valuations – Other named executive officers: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the average fair values of the stock options held by the other named executive officers as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 5.50 years to 5.85 years, the stock price volatility assumptions varied from 63.07% to 102.97% and the risk-free interest rate assumptions varied from 0.59% to 3.07%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the performance-based RSU awards held by Dr. Bryce, which vested within specified performance periods ending on June 30, 2021 and December 31, 2021, and Mr. Hunt, which vested within specified performance periods ending on December 31 of each of 2019, 2020 and 2021, in each case, that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price and performance accrual modifier as of year-end and as of the date of vesting or (including the probable outcome of any such awards subject to performance conditions). The performance-based RSUs held by Dr. Bryce and Mr. Hunt did not have a threshold or maximum value and were reported based on target achievement. Time-based RSU award grant date fair values were calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held by other named executive officers that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of the applicable vesting date. The closing price of our common stock on December 31, 2019 was $8.75, on December 31, 2020 was $10.26, on December 31, 2021 was $3.04, and on December 30, 2022 (last trading day of the year) was $4.23.

(5)	Cumulative total stockholder return (“TSR”) assumes an initial investment of $100 on December 31, 2019 and reinvestment of dividends.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

(7)	Total revenue is comprised of (i) product revenue, net, (ii) royalty revenue and (iii) license revenue, each determined in accordance with Generally Accepted Accounting Principles (“GAAP”). Our Company Selected Measure is comprised of the first two components of reported GAAP revenue.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Analysis of Information Presented in Pay-Versus-Performance Table

As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While over the years we have used different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay-Versus-Performance Table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Alan H. Auerbach and our other named executive officers, we do not specifically align our performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.

CAP Compared to Company and Peer Group TSR

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach), and (ii) our TSR and the TSR of our peer group, the Nasdaq Biotechnology Index, over the periods presented in the Pay-Versus-Performance Table.

Compensation Actually Paid vs. Net Income [Text Block]

CAP Compared to Net Income

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach), and (ii) our Net Income over the periods presented in the Pay-Versus-Performance Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP Compared to Total Revenue, Less License Revenue

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach), and (ii) our Total Revenue, Less License Revenue, over the periods presented in the Pay-Versus-Performance Table.

Pay-Versus-Performance: Conclusions

The Compensation Committee believes in “pay for performance” and has structured our compensation program to reward our executive officers when we are delivering strong results.

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

The most important financial and non-financial performance measures that link CAP to our performance are as follows:

•	Total revenue, less license revenue

•	Cashflow

•	SUMMIT sites to be closed

Additional information about each of these performance measures and the role of our performance in each of these measures in determining our executive compensation are discussed in greater detail in “Executive Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 48	35	117
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ 2,000	$ (29,126,000)	$ (59,995,000)
Company Selected Measure Amount	228,031,000	201,405,000	202,410,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue, less license revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cashflow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	SUMMIT sites to be closed
PEO Deduction for Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (788,197)	$ (17,343,070)	$ (3,148,013)
PEO Increase/Deduction for Equity Award Adjustments After Subtraction of Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,505,283	13,555,701	2,706,648
PEO Increase Based on Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,148,863	729,665	2,619,733
PEO Increase/Deduction Based on Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	156,643	(727,245)	38,531
PEO Increase Based on Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	237,257	0	0
PEO Increase/Deduction Based on Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,480)	(185,228)	48,380
PEO Increase Based on Fair Value as of Modification Date of Unvested Equity Awards Modified in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	13,738,509	0
PEO Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,505,282	13,555,701	2,706,643
NEO Deduction for Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(197,049)	(853,754)	(1,138,521)
NEO Increase/Deduction for Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	389,171	(162,419)	1,158,907
NEO Increase Based on Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,558	193,245	1,130,429
NEO Increase/Deduction Based on Year over Year Average Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,919	(284,872)	11,007
NEO Increase Based on Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	59,313	1,637	0
NEO Increase/Deduction Based on Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,619)	(72,429)	17,471
NEO Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 389,171	$ (162,419)	$ 1,158,907